Summary of Significant Accounting Policies - Schedule of Open Tax Years and Jurisdictions (Details)	12 Months Ended
Dec. 31, 2013
U.S. Federal [Member]
Open tax years	2010 - 2013
State Of Hawaii [Member]
Open tax years	2010 - 2013
State Of California [Member]
Open tax years	2010 - 2013